Financial Instruments and Fair Value Disclosures (Schedule of company's charter revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.13%	0.19%	0.10%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues		0.15%